Operating Expenses - Summary of Details of Employee Benefits (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss) [abstract]
Short-term employee benefits	₩ 3,505,214	₩ 3,297,944	₩ 3,206,904
Post-employment benefits(Defined benefit plan)	232,045	209,770	208,942
Post-employment benefits(Defined contribution plan)	48,210	45,936	46,023
Post-employment benefits(Others)	51,934	6,949	8,017
Share-based payment	8,439	7,660	7,710
Total	₩ 3,845,842	₩ 3,568,259	₩ 3,477,596